5. Convertible Debenture (Detail) (USD $)	0 Months Ended	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended	14 Months Ended	47 Months Ended
	Jun. 29, 2012	Aug. 19, 2011	Aug. 26, 2011	Sep. 06, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2013	Feb. 19, 2013	Aug. 03, 2012	Aug. 02, 2011
Convertible Notes Payable					$ 555,637		$ 555,637		$ 487,331	$ 555,637	$ 555,637				$ 500,000
Debt Instrument, Periodic Payment		100,000	150,000	250,000
Debt Instrument, Interest Rate, Effective Percentage					10.00%		10.00%			10.00%	10.00%	6.00%	3.00%
Interest Payable					16,808		16,808		151	16,808	16,808
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.01														$ 0.25
Debt Instrument, Convertible, If-converted Value in Excess of Principal		16,800
Common Stock, Conversion Basis		400,000
Accretion Expense					2,805	1,342	8,306	1,342	4,131	8,306	12,437
Three Separate Convertible Drawdown Note Payables	50,000
Proceeds from Three Separate Convertible Drawdown Notes	20,000
Balance Three Separate Convertible Drawdown Notes														30,000
Accrued Liabilities					$ 921		$ 921			$ 921	$ 921